UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jay S. Fitton
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(513) 629-8104
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2020

Date of reporting period:  December 31, 2019

Item 1. Schedule of Investments.

CrossingBridge Low Duration High Yield Fund
Schedule of Investments
December 31, 2019 (Unaudited)
	Principal
	Amount	Value
Bank Loans - 11.37%
Administrative and Support and Waste Management and Remediation Services - 1.83%
Advanced Disposal Services, Inc.
3.853% (1 Month LIBOR + 2.250%), 11/10/2023 (a)	2,603,073	2,615,945
Monitronics International, Inc.
8.299% (1 Month LIBOR + 6.500%), 03/29/2024 (a)	138,139	117,936
		2,733,881
Arts, Entertainment, and Recreation - 0.11%
Town Sports International LLC
5.299% (1 Month LIBOR + 3.500%), 11/15/2020 (a)	221,651	168,825
Information - 6.62%
Infor US, Inc.
4.695% (3 Month LIBOR + 2.750%), 02/01/2022 (a)	2,552,668	2,567,716
Internap Corp.
8.790% (1 Month LIBOR + 7.000%), 04/06/2022 (a)	93,325	56,695
LSC Communications, Inc.
7.124% (1 Month LIBOR + 5.500%), 09/30/2022 (a)	1,113,392	722,592
Windstream Services LLC
9.750% (Prime + 5.000%), 03/30/2021 (a)	1,845,000	1,772,667
4.300% (1 Month LIBOR + 2.500%), 02/26/2021 (a)	1,939,652	1,942,386
Zayo Group LLC
3.799% (1 Month LIBOR + 2.000%), 01/19/2021 (a)	2,832,285	2,842,255
		9,904,311
Mining, Quarrying, and Oil and Gas Extraction - 2.81%
Crestwood Holdings LLC
9.270% (1 Month LIBOR + 7.500%), 03/05/2023 (a)	113,988	106,945
EP Energy
5.290% (1 Month LIBOR + 3.500%), 11/23/2021 (a)(b)	2,351,000	2,315,735
Fieldwood Energy LLC
7.177% (3 Month LIBOR + 5.250%), 04/11/2022 (a)	2,129,000	1,790,425
		4,213,105
Total Bank Loans (Cost $17,715,225)		17,020,122

Commercial Paper - 20.08%
Accommodation and Food Services - 1.61%
Marriott International, Inc.
1.833%, 01/03/2020 (c)	2,416,000	2,415,646
Agriculture, Forestry, Fishing and Hunting - 1.88%
Nutrien Ltd.
1.974%, 02/10/2020 (c)	2,812,000	2,805,342

Information - 2.35%
NetApp, Inc.
1.987%, 01/27/2020 (c)	2,113,000	2,109,810
ViacomCBS, Inc.
2.105%, 01/31/2020 (c)	1,411,000	1,408,522
		3,518,332
Manufacturing - 9.65%
Constellation Brands, Inc.
2.017%, 01/13/2020 (c)	996,000	995,084
1.998%, 01/15/2020 (c)	1,395,000	1,393,532
Ford Motor Credit Co. LLC
2.497%, 01/13/2020 (c)	3,538,000	3,534,682
General Motors Financial Co., Inc.
2.163%, 01/09/2020 (c)	2,584,000	2,582,326
Jabil, Inc.
2.399%, 02/14/2020 (c)	3,609,000	3,597,338
Sherwin-Williams Co.
2.142%, 01/22/2020 (c)	2,336,000	2,333,642
		14,436,604
Retail Trade - 2.25%
Walgreens Boots Alliance, Inc.
1.967%, 02/05/2020 (c)	3,375,000	3,368,051
Transportation and Warehousing - 2.34%
Royal Caribbean Cruises Ltd.
2.285%, 01/06/2020 (c)	3,509,000	3,507,825
Total Commercial Paper (Cost $30,054,624)		30,051,800

Convertible Bonds - 2.71%
Information - 1.06%
Twitter, Inc.
1.000%, 09/15/2021	1,625,000	1,584,375
Transportation and Warehousing - 0.28%
Ship Finance International Ltd.
5.750%, 10/15/2021 (d)	398,000	425,017
Utilities - 1.37%
Clearway Energy, Inc.
3.250%, 06/01/2020 (e)	2,048,000	2,046,777
Total Convertible Bonds (Cost $4,034,233)		4,056,169

Corporate Bonds - 53.27%
Accommodation and Food Services - 1.52%
Arrow Bidco LLC
9.500%, 03/15/2024 (e)	54,000	51,727
Yum! Brands, Inc.
3.875%, 11/01/2020	2,196,000	2,221,556
		2,273,283

Arts, Entertainment, and Recreation - 0.16%
Gaming Innovation Group PLC
9.098% (3 Month STIBOR + 9.000%), 06/28/2022 (a)(d)(f)	2,250,000	232,442
Construction - 1.71%
Great Lakes Dredge & Dock Corp.
8.000%, 05/15/2022	2,420,000	2,565,955
Finance and Insurance - 1.40%
Icahn Enterprises LP
5.875%, 02/01/2022	2,095,000	2,101,348
Information - 21.41%
CCO Holdings LLC / CCO Holdings Capital Corp.
5.250%, 09/30/2022	3,902,000	3,952,843
CenturyLink, Inc.
5.625%, 04/01/2020	3,460,000	3,485,742
Cogent Communications Finance, Inc.
5.625%, 04/15/2021 (e)	2,400,000	2,427,000
CSC Holdings LLC
5.375%, 07/15/2023 (e)	2,410,000	2,475,275
HC2 Holdings, Inc.
11.500%, 12/01/2021 (e)	622,000	580,015
Inmarsat Finance PLC
4.875%, 05/15/2022 (d)(e)	1,695,000	1,719,366
Lee Enterprises, Inc.
9.500%, 03/15/2022 (e)	868,000	809,681
Level 3 Financing, Inc.
5.375%, 08/15/2022	951,000	954,756
Linkem S.p.A.
7.000% (3 Month EURIBOR + 7.000%), 08/05/2022 (a)(d)(g)	3,044,000	3,415,870
Sirius XM Radio, Inc.
3.875%, 08/01/2022 (e)	3,669,000	3,756,113
Sprint Communications, Inc.
7.000%, 08/15/2020 (e)	6,047,000	6,182,453
TEGNA, Inc.
4.875%, 09/15/2021 (e)	2,275,000	2,283,531
		32,042,645
Manufacturing - 15.22%
ATS Automation Tooling Systems, Inc.
6.500%, 06/15/2023 (d)(e)	1,618,000	1,671,257
Ball Corp.
4.375%, 12/15/2020	3,305,000	3,381,808
Briggs & Stratton Corp.
6.875%, 12/15/2020	389,000	386,238
Cott Holdings, Inc.
5.500%, 04/01/2025 (e)	1,935,000	2,026,110
EMC Corp.
2.650%, 06/01/2020	5,084,000	5,091,270
5.875%, 06/15/2021 (e)	1,276,000	1,297,539

European Lingerie Group AB
7.750% (3 Month EURIBOR + 7.750%), 02/22/2021 (a)(d)(g)	200,000	207,383
FXI Holdings, Inc.
7.875%, 11/01/2024 (e)	1,662,000	1,599,658
PQ Corp.
6.750%, 11/15/2022 (e)	1,369,000	1,418,617
Reynolds Group Issuer, Inc.
5.750%, 10/15/2020	3,824,099	3,833,659
Welbilt, Inc.
9.500%, 02/15/2024	1,613,000	1,714,482
Xerox Corp.
2.800%, 05/15/2020	160,000	160,462
		22,788,483
Professional, Scientific, and Technical Services - 3.52%
Nielsen Finance LLC
4.500%, 10/01/2020	5,253,000	5,266,133
Transportation and Warehousing - 2.84%
Borealis Finance LLC
7.500%, 11/16/2022 (d)	898,000	828,685
Chembulk Holding LLC
8.000%, 02/02/2023	200,000	178,000
Iron Mountain, Inc.
4.375%, 06/01/2021 (e)	2,118,000	2,144,051
MPC Container Ships Invest BV
6.678% (3 Month LIBOR + 4.750%), 09/22/2022 (a)(d)	900,000	887,107
Stolt-Nielsen Ltd.
6.375%, 09/21/2022 (d)	200,000	206,026
		4,243,869
Utilities - 4.03%
Pacific Gas & Electric Co.
3.500%, 10/01/2020 (b)	3,020,000	3,031,023
4.250%, 05/15/2021 (b)	534,000	536,884
3.250%, 09/15/2021 (b)	271,000	272,463
Vistra Energy Corp.
5.875%, 06/01/2023	2,137,000	2,191,558
		6,031,928
Wholesale Trade - 1.46%
CITGO Petroleum Corp.
6.250%, 08/15/2022 (e)	1,552,000	1,577,209
WESCO Distribution, Inc.
5.375%, 12/15/2021	607,000	609,622
		2,186,831
Total Corporate Bonds (Cost $79,399,777)		79,732,917

	Principal
	Amount	Value
Special Purpose Acquisition Companies - 3.89%
AMCI Acquisition Corp. (h)	25,950	262,744
Gordon Pointe Acquisition Corp. - Class A (h)	60,778	643,031
Mudrick Capital Acquisition Corp. (h)	363,310	3,751,176
Schultze Special Purpose Acquisition Corp. (h)	82,600	837,564
VectoIQ Acquisition Corp. (h)	32,440	334,781
Total Special Purpose Acquisition Vehicles (Cost $5,784,816)		5,829,296

Money Market Funds - 7.43%
First American Government Obligations Fund - Class X, 1.519% (i)	3,284,365	3,284,365
First American Treasury Obligations Fund - Class X, 1.536% (i)	7,832,725	7,832,725
Total Money Market Funds (Cost $11,117,090)		11,117,090

Total Investments (Cost $148,105,765) - 98.75%		147,807,394
Other Assets in Excess of Liabilities - 1.25%		1,877,842
Total Net Assets - 100.00%		$149,685,236

Percentages are stated as a percent of net assets.

(a)	Variable rate security. The rate shown represents the rate at December 31, 2019.
(b)	Represents a security in default.
(c)	Zero coupon security. The effective yield is listed.
(d)	Foreign issued security.
(e)	Securities issued pursuant to Rule 144A under the Securities Act of 1933 and Regulation S under the Securities Act of 1933.
(f)	Principal amount denominated in Swedish Krona.
(g)	Principal amount denominated in Euros.
(h)	Non-income producing security.
(i)	Seven day yield as of December 31, 2019.

Definitions:
EURIBOR – Euro-Interbank Offer Rate is a reference rate expressing the average interest rate at which eurozone banks offer unsecured short-term lending on the interbank market.
LIBOR – London Interbank Offer Rate is a benchmark rate at which banks offer to lend funds to one another in the international interbank market for short-term loans.

STIBOR – Stockholm Interbank Offer Rate is a reference rate that shows the average interest rate at which a number of active banks on the Swedish money market are willing to lend to one another, without collateral, at different maturities.

Organization
Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The CrossingBridge Low Duration High Yield Fund (the "Fund") represents a distinct diversified series with its own investment objective and policies within the Trust. The investment objective of the Fund is high current income and capital appreciation consistent with the preservation of capital with a low duration mandate.  The Fund’s inception date was January 31, 2018 and it commenced investment operations on February 1, 2018. The Fund has registered both an Investor Class and Institutional Class of shares.  As of December 31, 2019, only the Institutional Class was operational.  Costs incurred by the Fund in connection with the organization, registration and the initial public offering of shares were paid by CrossingBridge Advisors, LLC, (“the Adviser”), the Fund's investment adviser. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The assets of the Fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held. The Fund is an investment company and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.”

Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Investment Valuation

Each security owned by the Fund that is listed on a securities exchange, including Special Purpose Acquisition Companies, is valued at its last sale price on that exchange on the date as of which assets are valued. Bank loans are valued at prices supplied by an approved independent pricing service (“Pricing Service”), if available, and otherwise will be valued at the most recent bid quotations or evaluated prices, as applicable, based on quotations or prices obtained from one or more broker-dealers known to follow the issue.

If the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the security is traded. Portfolio securities listed on the NASDAQ Stock Market, LLC (“NASDAQ”) will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent bid and asked prices on such day or the security shall be valued at the latest sales price on the “composite market” for the day such security is being valued. The composite market is defined as a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets as published by a Pricing Service.

If market quotations are not readily available, a security or other asset will be valued at its fair value as determined under fair value pricing procedures approved by the Board of Trustees. These fair value pricing procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair market value. The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced. The Board of Trustees will regularly evaluate whether the Fund’s fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of prices obtained through the application of such procedures by the Trust’s valuation committee.

Foreign securities will be priced in their local currencies as of the close of their primary exchange or market or as of the time the Fund calculates its NAV, whichever is earlier. Foreign securities, currencies and other assets denominated in foreign currencies are then translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as provided by an approved Pricing Service or reporting agency. All assets denominated in foreign currencies will be converted into U.S. dollars using the applicable currency exchange rates as of the close of the New York Stock Exchange (“NYSE”), generally 4:00 p.m. Eastern Time.

Debt securities, including corporate bonds, bank loans, commercial paper, and short-term debt instruments having a maturity of 60 days or less, are valued at the mean in accordance with prices supplied by an approved Pricing Service. Pricing Services may use various valuation methodologies such as the mean between the bid and the asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. If a price is not available from a Pricing Service, the most recent quotation obtained from one or more broker-dealers known to follow the issue will be obtained. Quotations will be valued at the mean between the bid and the offer. Any discount or premium is accreted or amortized using constant yield method over the life of the security.

Money market funds are valued at cost. If cost does not represent current market value the securities will be priced at fair value.

Redeemable securities issued by open-end, registered investment companies are valued at the NAVs of such companies for purchase and/or redemption orders placed on that day. All exchange-traded funds are valued at the last reported sale price on the exchange on which the security is principally traded.

FASB Accounting Standards Codification, “Fair Value Measurements and Disclosures” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of December 31, 2019:

	Level 1	Level 2	Level 3	Total
Assets(1):
Bank Loans	$-	$17,020,122	$-	$17,020,122
Commercial Paper		30,051,800	-	30,051,800
Convertible Bonds	-	4,056,169	-	4,056,169
Corporate Bonds	-	79,732,917	-	79,732,917
Special Purpose Acquisition Companies	1,172,345	4,656,951	-	5,829,296
Money Market Fund	11,117,090	-	-	11,117,090
Total Assets	$12,289,435	$135,517,959	$-	$147,807,394

(1) See the Schedule of Investments for industry classifications.

The Fund did not hold any Level 3 inputs at the end of the period.

The Fund did not invest in derivative securities or engage in hedging activities during the period ended December 31, 2019.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title)  /s/ John Buckel
 John Buckel, President

Date 2/20/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John Buckel
  John Buckel, President

Date 2/20/2020

By (Signature and Title)* /s/ Jennifer Lima
  Jennifer Lima, Treasurer

Date 2/20/2020

* Print the name and title of each signing officer under his or her signature.